Leases - Summary of Operating Lease Activity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets obtained in exchange for lease obligations	¥ 8,384	$ 1,221	¥ 21,038	¥ 25,970
Amortization of right-of-use assets	24,597		11,705	11,687
Interest of lease liabilities	1,777		1,949	1,596
Operating lease payments (included in measurement of lease liabilities)	26,397		12,849	12,850
Operating lease, expense	¥ 26,374		¥ 13,654	¥ 13,283